RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
SFL
In April 2015, we agreed to a sale and leaseback transaction with SFL for eight Capesize vessels. These vessels were sold en-bloc for an aggregate price of $272.0 million. The vessels were delivered to SFL in the third quarter of 2015 and were time chartered-in by one of our subsidiaries for a period of ten years. Refer to Note 13, "Operating Leases" and Note 14, "Finance Leases" for additional information related to these contracts.

Seatankers Management Co. Ltd. ("Seatankers")
During the first six months of 2024, we have been a commercial and a technical manager of 10 dry bulk vessels owned and operated by Seatankers, with the number reduced to nine in March 2024 (six months ended June 30, 2023: 10). Pursuant to the management agreements, we receive $210 (six months ended June 30, 2023: $125) per day per vessel for managing the dry bulk vessels. From time to time, we may also charter in dry bulk vessels owned by Seatankers on short-term time charters.

United Freight Carriers
With reference to Note 15, "Investments in Associated Companies", we also have an equity investment of 50% of the shares in UFC, a dry cargo vessel operator and logistics service provider that primarily focuses its activity on smaller bulk carriers with deadweight of up to 50,000 tonnes.

SwissMarine
We have entered into several time charter agreements with SwissMarine and total time charter revenues from SwissMarine amounted to $0.7 million in the six months ended June 30, 2024 (six months ended June 30, 2023: $0.3 million).

TFG Marine
With reference to Note 15, "Investments in Associated Companies", we have an equity investment in TFG Marine. In 2020, we provided a shareholder loan to TFG Marine. The loan had a five-year term and bore interest of LIBOR plus a margin of 7%. In February 2023, TFG Marine fully repaid the outstanding loan of $0.9 million.

In six months ended June 30, 2024, we have paid $69.1 million to TFG Marine in relation to bunker procurement (six months ended June 30, 2023: $72.5 million). Upon purchase, bunkers were recorded as assets on the Consolidated Balance Sheet and were expensed using first-in, first-out basis once consumed during voyage charters.

We issued a $30.0 million guarantee in respect of the performance of our subsidiaries under a bunker supply arrangement with the joint venture. As of June 30, 2024, there are no exposures under the guarantee and liability recorded relating to the exposure. In addition, should TFG Marine be required to provide a parent company guarantee to its bunker suppliers or finance providers then for any guarantee that is provided by Trafigura Pte Ltd and becomes payable, we shall pay an amount equal to our equity proportion of that amount payable. The maximum liability under this guarantee is $4.0 million. There are no amounts payable under this guarantee as of June 30, 2024.

Management Agreements
Technical Supervision Services
Up to December 2023, we received technical supervision services from Frontline Management (Bermuda) Ltd ("Frontline Management"), a subsidiary of Frontline plc. In 2023, Frontline Management received an annual management fee of $25,170 per vessel related to the Golden Ocean fleet. From 2024, technical supervision is performed by Golden Ocean's in-house technical team, with the exception of newbuilding supervision services, which are continued to be performed by Frontline Management.

Other Management Services
We aim to operate efficiently through utilizing competence from other companies with the same main shareholder and these costs are allocated based on a cost-plus mark-up model. We buy services from related companies in relation to sales and purchase activities and administrative services in relation to our corporate headquarters. We may also provide certain financial management services to companies with the same main shareholder.

A summary of net amounts recorded as expense from related parties in the six months ended June 30, 2024 and June 30, 2023 is as follows:

(in thousands of $)	2024	2023
Frontline Management	602	1,069
SFL	17,314	13,482
Seatankers	344	1,365
Front Ocean Management AS	1,333	1,037
	19,593	16,953

Net amounts recorded as expense from related parties comprise of charter hire costs, bunker costs, general management, technical and commercial management fees.
A summary of net amounts charged to related parties in the six months ended June 30, 2024 and June 30, 2023 is as follows:

(in thousands of $)	2024	2023
SFL	85	132
Seatankers	361	226
SwissMarine	666	279
UFC	—	900
	1,112	1,537

Net amounts charged to related parties mainly comprise of commercial management fees and charter hire.

A summary of related parties income (expense) amounts included into Consolidated Statements of Operations as of June 30, 2024 and June 30, 2023 is as follows:

(in thousands of $)	2024	2023
Time charter revenues	666	279
Other revenues	446	1,258
Ship operating expenses	(602)	(1,069)
Charter hire expenses1)	(17,304)	(14,556)
Administrative expenses	(1,687)	(1,328)
	(18,481)	(15,416)

1) Including charter hire expense for SFL finance leases which is subsequently credited to Depreciation and Interest expense

A summary of balances due from related parties as of June 30, 2024 and December 31, 2023 is as follows:

(in thousands of $)	2024	2023
Frontline	6,097	3,145
Seatankers	579	528
SFL	—	82
Credit loss allowance	(21)	(21)
	6,655	3,734

A summary of balances owed to related parties as of June 30, 2024 and December 31, 2023 is as follows:

(in thousands of $)	2024	2023
TFG Marine	9,310	8,479
Other	3,854	678
	13,164	9,157

As of June 30, 2024 and December 31, 2023, current receivables and payables with related parties mainly comprise unpaid fees for services rendered from and to related parties.
In addition to the short-term related party balances stated above and for the eight Capesize vessels we charter in from SFL, we have recognized right of use assets and lease obligations for these leases. See also Note 13, "Operating Leases" and Note 14, "Finance Leases" for additional information related to these contracts and related lease balances.